STOCKHOLDERS EQUITY (Tables)	9 Months Ended
Apr. 30, 2024
Equity [Abstract]
Schedule of capital stock authorized

		April 30, 2024
Class	Shares Authorized	Shares Outstanding
Common Stock, $.0001 par value	100,000,000	14,781,803
Series A Preferred Stock, $.0001 par value	80,000	–
Series B Preferred Stock, $.0001 par value	80,000	80,000
Undesignated Preferred Stock, $.0001 par value	19,920,000	–